Consolidated Statements of Stockholders' Deficit (USD $)	Preferred Stock	Common Stock	Stock Issuable	Treasury Stock	Stock Settlement in Process- Note 13	Additional Paid-in Capital	Retained Earnings (Deficit) "RESTATED"
Beginning balance, value at Dec. 31, 2010	$ 896	$ 97,410	$ 0	$ 0	$ (163,366)	$ 22,538,400	$ (22,953,904)
Beginning balance, shares at Dec. 31, 2010	89,647	97,410,189
Common stock issed in payment of accounts payable, notes payable and interest, shares	0	35,769,211
Common stock issed in payment of accounts payable, notes payable and interest, value	0	35,769	0	0	0	215,557	0
Preferred stock issued for services, notes and loans payable and accrued interest, shares	1,400,000	0
Preferred stock issued for services, notes and loans payable and accrued interest, value	14,000	0	0	0	0	101,500	0
Shares returned and cancelled in conjunction with an acquisition that was reversed, shares	0	(2,000,000)
Shares returned and cancelled in conjunction with an acquisition that was reversed, value	0	(2,000)	0	0	0	(10,000)	0
Pay down stock settlement in process	0	0	0	0	38,788	(38,788)	0
Net Loss	0	0	0	0	0	0	(1,761,019)
Ending balance, value at Dec. 31, 2011	14,896	131,179	0	0	(124,578)	22,806,669	(24,714,923)
Ending balance, shares at Dec. 31, 2011	1,489,647	131,179,400
Common stock issued for cash, shares		16,152,778
Common stock issued for cash, value		16,153
Common stock issued in payment of services, accounts payable, deferred compensation and accrued interest, shares	0	23,089,000
Common stock issued in payment of services, accounts payable, deferred compensation and accrued interest, value	0	23,089	0	0	0		0
Preferred shares issed in payment of services and accounts payable, shares	1,500,000	0
Preferred shares issed in payment of services and accounts payable, value	15,000	0	0	0	0		0
Common stock issuable (12,000,000 shares)	0	0	267,000	0	0		0
Net Loss	0	0	0	0	0		(888,022)
Ending balance, value at Dec. 31, 2012	$ 29,896	$ 170,421	$ 267,000	$ 0	$ (124,578)	$ 23,748,391	$ (25,602,945)
Ending balance, shares at Dec. 31, 2012	2,989,647	170,421,178